Note 6 - Leases (Details Textual)	Oct. 22, 2021	Jun. 28, 2021	Jan. 01, 2021
Lease for 1 Corporate Avenue [Member]
Lessee, Operating Lease, Renewal Term (Year)			5 years
Premises Lease [Member]
Lessee, Operating Lease, Term of Contract		10 years
Lease Arrangement to Install Panels [Member]
Lessee, Operating Lease, Term of Contract	7 years